TAXES - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Effective tax rate (as a percent)	(21.10%)	(14.00%)	(63.80%)
Provision for income taxes	$ 402	$ 247	$ 366
Domestic net operating loss deferred tax assets	16
Foreign net operating loss deferred tax assets	76
Valuation allowance	6	1,110	650
Additions to valuation allowances	(1,100)	$ 460	$ 342
Net unrecognized tax benefit amount, would favorably affect the company's effective tax rate	44
Interest expense and penalties recognized	0
Interest and penalties accrued	0
Indemnification obligations to former parent	99
Income Taxes Receivable	41
Undistributed earnings	122
Other accrued expenses and liabilities
Income Taxes [Line Items]
Indemnification obligations to former parent	66
Other liabilities.
Income Taxes [Line Items]
Indemnification obligations to former parent	$ 33